Note 3 - Acquisitions (Details Textual) - USD ($)				12 Months Ended
	Apr. 01, 2015	Sep. 30, 2013	Jul. 01, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Jun. 01, 2014
Goodwill				$ 16,974,437	$ 6,699,620	$ 7,089,780
CFO Tahoe [Member]
Business Acquisition, Percentage of Voting Interests Acquired		60.00%					20.00%
Payments to Acquire Businesses, Gross		$ 6,506,181
Goodwill		$ 7,056,338
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				5,988,280
Business Acquisition, Pro Forma Net Income (Loss)				1,864,234
Henghui (Tianjin) Precious Metals Investment Co., Ltd [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		55.00%
CFO GB [Member]
Business Acquisition, Percentage of Voting Interests Acquired							40.00%
Payments to Acquire Businesses, Gross			$ 4,044,980
Business Acquisition Percentage Of Voting Interests Transferred			30.00%
CFO MF [Member]
Business Acquisition, Percentage of Voting Interests Acquired							30.00%
Business Acquisition Percentage Of Voting Interests Transferred			30.00%
CFO MF [Member] | Contingent Consideration [Member]
Business Acquisition Percentage Of Voting Interests Transferred			5.00%
CFO Netinfo [Member]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Payments to Acquire Businesses, Gross			$ 808,996
Goodwill			$ 168,887
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				286,500
Business Acquisition, Pro Forma Net Income (Loss)				$ (355,322)
Fortune Zhengjin [Member] | CFO Guiwo [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Payments to Acquire Businesses, Gross	$ 16,278
Goodwill	$ 19,906